PEO AlphaQuest Thematic PE ETF

Schedule of Investments

March 31, 2025 (Unaudited)

COMMON STOCKS - 74.3%	Shares	Value
Banking - 0.2%
Bank of N.T. Butterfield & Son Ltd.	264	$10,275
Northeast Community Bancorp, Inc.	380	8,907
		19,182

Consumer Discretionary Products - 2.3%
Adient PLC(a)	589	7,575
General Motors Co.	2,059	96,835
JELD-WEN Holding, Inc.(a)	1,148	6,854
Lennar Corp. - Class B	319	34,793
Masco Corp.	407	28,303
Movado Group, Inc.	534	8,928
Oxford Industries, Inc.	146	8,566
Ralph Lauren Corp.	392	86,530
Under Armour, Inc. - Class A(a)	1,978	12,362
Under Armour, Inc. - Class C(a)	2,159	12,846
		303,592

Consumer Discretionary Services - 2.3%
Adtalem Global Education, Inc.(a)	334	33,614
Bally's Corp.(a)	624	7,675
Domino's Pizza, Inc.	319	146,565
Everi Holdings, Inc.(a)	818	11,182
Graham Holdings Co. - Class B	25	24,021
International Game Technology PLC	1,945	31,626
Medifast, Inc.(a)	1,309	17,645
PROG Holdings, Inc.	233	6,198
Upbound Group, Inc.	1,203	28,824
		307,350

Consumer Staple Products - 1.6%
Altria Group, Inc.	2,096	125,802
Flowers Foods, Inc.	510	9,695
Molson Coors Beverage Co. - Class B	232	14,122
Nu Skin Enterprises, Inc. - Class A	6,243	45,324
Perrigo Co. PLC	406	11,384
Seaboard Corp.	3	8,092
		214,419

Financial Services - 6.3%
AGNC Investment Corp. - REIT	1,078	10,327
Air Lease Corp.	189	9,130
ARMOUR Residential REIT, Inc. - REIT	563	9,627

CompoSecure, Inc. - Class A	654	$7,109
Diamond Hill Investment Group, Inc.	46	6,571
Fair Isaac Corp.(a)	162	298,754
Interactive Brokers Group, Inc.	25	4,140
Invesco Mortgage Capital, Inc. - REIT	1,345	10,612
LPL Financial Holdings, Inc.	26	8,506
Mastercard, Inc. - Class A	307	168,273
MSCI, Inc.	26	14,703
Patria Investments Ltd. - Class A	854	9,642
Resolute Holdings Management, Inc.(a)	54	1,692
SEI Investments Co.	116	9,005
State Street Corp.	75	6,715
StoneX Group, Inc.(a)	111	8,478
Visa, Inc. - Class A	626	219,388
Voya Financial, Inc.	133	9,012
XP, Inc. - Class A	846	11,632
		823,316

Health Care - 13.0%
Atea Pharmaceuticals, Inc.(a)	3,253	9,726
Avanos Medical, Inc.(a)	1,601	22,942
Azenta, Inc.(a)	176	6,097
Biogen, Inc.(a)	58	7,937
Bio-Rad Laboratories, Inc.(a)	23	5,602
Centene Corp.(a)	5,366	325,770
Cigna Group	1,249	410,921
Collegium Pharmaceutical, Inc.(a)	293	8,746
Corcept Therapeutics, Inc.(a)	133	15,191
CVS Health Corp.	6,686	452,977
DENTSPLY SIRONA, Inc.	6,847	102,294
Design Therapeutics, Inc.(a)	2,041	7,878
Elanco Animal Health, Inc.(a)	827	8,684
Enhabit, Inc.(a)	1,682	14,785
Fulgent Genetics, Inc.(a)	1,049	17,728
iRadimed Corp.	394	20,677
iTeos Therapeutics, Inc.(a)	1,335	7,970
Mettler-Toledo International, Inc.(a)	6	7,085
Moderna, Inc.(a)	220	6,237
OPKO Health, Inc.(a)	23,618	39,206
Organon & Co.	625	9,306
Patterson Cos., Inc.	3,033	94,751
Pfizer, Inc.	377	9,553
Phibro Animal Health Corp. - Class A	451	9,633
Premier, Inc. - Class A	3,277	63,181
Puma Biotechnology, Inc.(a)	3,409	10,091
Vanda Pharmaceuticals, Inc.(a)	2,298	10,548

Viatris, Inc.	899	$7,830
		1,713,346

Industrial Products - 4.0%
A.O. Smith Corp.	220	14,379
AGCO Corp.	117	10,831
Caterpillar, Inc.	842	277,691
CNH Industrial NV	2,330	28,612
Hyster-Yale, Inc.	205	8,516
Illinois Tool Works, Inc.	552	136,901
Kennametal, Inc.	422	8,989
Manitowoc Co., Inc.(a)	1,057	9,080
Oshkosh Corp.	116	10,913
Titan International, Inc.(a)	1,317	11,050
Wabash National Corp.	676	7,470
		524,432

Industrial Services - 8.6%
ADT, Inc.	7,847	63,875
Alaska Air Group, Inc.(a)	364	17,916
AMN Healthcare Services, Inc.(a)	1,261	30,844
CH Robinson Worldwide, Inc.	336	34,407
Cross Country Healthcare, Inc.(a)	1,104	16,439
Fastenal Co.	1,105	85,693
Franklin Covey Co.(a)	307	8,479
Frontdoor, Inc.(a)	683	26,241
Global Industrial Co.(a)	—	—
Global Industrial Co.	393	8,803
International Seaways, Inc.	277	9,196
JetBlue Airways Corp.(a)	1,436	6,922
Kelly Services, Inc. - Class A	854	11,247
Kforce, Inc.	481	23,516
Landstar System, Inc.	87	13,067
ManpowerGroup, Inc.	1,249	72,292
MRC Global, Inc.(a)	683	7,841
MSC Industrial Direct Co., Inc.	117	9,087
National Research Corp.	799	10,227
Quad/Graphics, Inc.	1,598	8,709
Resources Connection, Inc.	1,226	8,018
Robert Half, Inc.	2,771	151,158
Rollins, Inc.	6,877	371,564
Rush Enterprises, Inc. - Class A	162	8,653
Schneider National, Inc. - Class B	335	7,655
TEEKAY Corp. Ltd.	1,540	10,118
Watsco, Inc.	58	29,481
World Kinect Corp.	381	10,805

WW Grainger, Inc.	75	$74,087
		1,136,340

Insurance - 3.0%
American International Group, Inc.	668	58,076
AMERISAFE, Inc.	191	10,037
Aon PLC - Class A	232	92,589
Marsh & McLennan Cos., Inc.	523	127,628
MetLife, Inc.	725	58,210
Principal Financial Group, Inc.	220	18,561
Willis Towers Watson PLC	87	29,402
		394,503

Materials - 2.9%
Alpha Metallurgical Resources, Inc.(a)	29	3,632
American Vanguard Corp.	1,900	8,360
Clearwater Paper Corp.(a)	306	7,763
Mosaic Co.	510	13,775
Myers Industries, Inc.	854	10,188
Peabody Energy Corp.	551	7,466
Ramaco Resources, Inc. - Class A	1,045	8,601
Ramaco Resources, Inc. - Class B	16	114
Reliance, Inc.	75	21,656
RPM International, Inc.	203	23,483
Ryerson Holding Corp.	475	10,906
Sherwin-Williams Co.	406	141,771
Southern Copper Corp.	1,324	123,703
		381,418

Media - 8.7%
Bumble, Inc. - Class A(a)	2,871	12,460
Expedia Group, Inc.	1,144	192,307
Liberty Broadband Corp. - Class A(a)	464	39,440
Liberty Global Ltd. - Class A(a)	3,497	40,251
Liberty Global Ltd. - Class C(a)	3,487	41,739
Lions Gate Entertainment Corp. - Class A(a)	2,067	18,293
Pinterest, Inc. - Class A(a)	10,103	313,193
Scholastic Corp.	699	13,197
VeriSign, Inc.(a)	1,582	401,622
VeriSign, Inc.(a)	—	—
Vivid Seats, Inc. - Class A(a)	3,466	10,259
Yelp, Inc.(a)	1,749	64,766
		1,147,527

Oil & Gas - 0.7%
Berry Corp.	2,273	7,296
ChampionX Corp.	336	10,013
CNX Resources Corp.(a)	364	11,459

CVR Energy, Inc.	510	$9,894
DNOW, Inc.(a)	682	11,648
EOG Resources, Inc.	87	11,157
HF Sinclair Corp.	277	9,108
Marathon Petroleum Corp.	46	6,702
Par Pacific Holdings, Inc.(a)	594	8,470
		85,747

Real Estate - 1.2%
Alexander & Baldwin, Inc. - REIT	615	10,597
Brandywine Realty Trust - REIT	2,062	9,197
Chatham Lodging Trust - REIT	1,256	8,955
Diversified Healthcare Trust - REIT	4,946	11,870
Douglas Emmett, Inc. - REIT	740	11,840
Jones Lang LaSalle, Inc.(a)	191	47,351
Lamar Advertising Co. - Class A - REIT	377	42,895
RMR Group, Inc. - Class A	551	9,174
		151,879

Retail & Wholesale - Discretionary - 2.4%
1-800-Flowers.com, Inc. - Class A(a)	1,173	6,921
Build-Bear Workshop, Inc.	261	9,701
Caleres, Inc.	728	12,543
Ferguson Enterprises, Inc.	377	60,407
GMS, Inc.(a)	116	8,488
Macy's, Inc.	5,862	73,627
ODP Corp.(a)	669	9,587
OPENLANE, Inc.(a)	2,799	53,965
Signet Jewelers Ltd.	930	53,996
Vera Bradley, Inc.(a)	2,966	6,673
Winmark Corp.	58	18,436
		314,344

Retail & Wholesale - Staples - 1.2%
Albertsons Cos., Inc.	6,017	132,314
Bunge Global SA	162	12,380
SpartanNash Co.	564	11,426
		156,120

Software & Tech Services - 13.2%
8x8, Inc.(a)	5,660	11,320
Adobe, Inc.(a)	1,088	417,281
Appfolio, Inc. - Class A(a)	1,086	238,811
ASGN, Inc.(a)	2,047	129,002
Calix, Inc.(a)	262	9,285
Dropbox, Inc. - Class A(a)	10,358	276,662
DXC Technology Co.(a)	8,357	142,487
Enfusion, Inc. - Class A(a)	4,445	49,562

Manhattan Associates, Inc.(a)	1,143	$197,785
Olo, Inc. - Class A(a)	5,309	32,066
Outbrain, Inc.(a)	1,670	6,229
RingCentral, Inc. - Class A(a)	3,662	90,671
Teradata Corp.(a)	4,501	101,183
Yext, Inc.(a)	5,893	36,301
		1,738,645

Tech Hardware & Semiconductors - 2.5%
Arrow Electronics, Inc.(a)	162	16,821
Avnet, Inc.	292	14,042
Cricut, Inc. - Class A	1,838	9,466
HP, Inc.	3,432	95,032
Intel Corp.	435	9,879
NCR Voyix Corp.(a)	6,879	67,070
Photronics, Inc.(a)	378	7,847
TD SYNNEX Corp.	278	28,901
Ubiquiti, Inc.	191	59,237
Xerox Holdings Corp.	1,104	5,332
Xperi, Inc.(a)	2,101	16,220
		329,847

Utilities - 0.2%
MDU Resources Group, Inc.	506	8,556
National Fuel Gas Co.	103	8,157
UGI Corp.	278	9,193
		25,906

TOTAL COMMON STOCKS (Cost $10,421,964)		9,767,913

SHORT-TERM INVESTMENTS - 18.8%
Money Market Funds - 18.8%	Shares	Value
First American Government Obligations Fund - Class X, 4.27%(b)	2,472,263	2,472,263

TOTAL SHORT-TERM INVESTMENTS (Cost $2,472,263)		2,472,263

TOTAL INVESTMENTS - 93.1% (Cost $12,894,227)		$12,240,176
Other Assets in Excess of Liabilities - 6.9%		907,769
TOTAL NET ASSETS - 100.0%		$13,147,945

Percentages are stated as a percent of net assets.

REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

PEO AlphaQuest Thematic PE ETF

Schedule of Futures Contracts

March 31, 2025 (Unaudited)

The PEO AlphaQuest Thematic PE ETF and the PEO Quest Cayman Subsidiary had the following futures contracts outstanding with RCM Alternatives:

FUTURES CONTRACTS - (0.4)%

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	1	09/14/26	$244,912	$101
3 Month Euribor	1	06/15/26	245,050	486
3-Month Secured Overnight Financing Rate	5	03/16/27	1,207,063	1,384
3-Month Secured Overnight Financing Rate	2	03/14/28	482,250	569
3-Month Secured Overnight Financing Rate	2	12/14/27	482,425	719
3-Month Secured Overnight Financing Rate	1	06/20/28	241,038	(103)
3-Month Secured Overnight Financing Rate	13	09/15/26	3,138,037	2,120
3-Month Secured Overnight Financing Rate	7	12/15/26	1,690,063	1,877
3-Month Secured Overnight Financing Rate	4	06/15/27	965,450	1,199
3-Month Secured Overnight Financing Rate	3	09/14/27	723,863	928
British Pound/U.S. Dollar Cross Currency Rate	13	06/16/25	1,049,019	(1,185)
Canadian 10 Year Government Bonds	3	06/19/25	372,450	38
Cboe Volatility Index(a)	1	04/16/25	20,843	(710)
Copper(a)	1	05/28/25	125,850	10,571
Euro STOXX 50 Quanto Index	2	06/20/25	103,780	(4,322)
Euro/U.S. Dollar Cross Currency Rate	4	06/16/25	543,100	(1,664)
FTSE China A50 Index	3	04/29/25	40,002	(435)
Gold(a)	5	06/26/25	1,575,150	34,232
Hang Seng Index	1	04/29/25	231,620	(748)
Japanese Yen/U.S. Dollar Cross Currency Rate	7	06/16/25	587,912	(7,428)
Mexican Peso/U.S. Dollar Cross Currency Rate	3	06/16/25	72,645	(2,021)
Natural Gas(a)	2	04/28/25	82,380	1,933
Platinum(a)	1	07/29/25	51,400	2,326
S&P 500 Index	12	06/20/25	3,391,950	(23,201)
Silver(a)	1	05/28/25	173,055	12,701
U.S. Treasury 10 Year Notes	3	06/18/25	333,656	460
U.S. Treasury 5 Year Notes	4	06/30/25	432,625	646
U.S. Treasury Long Bonds	1	06/18/25	117,281	528
				31,001

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(4)	06/16/25	$(250,140)	$2,806
Australian Government 10 Year Bonds	(1)	06/16/25	(95,580)	(133)
Brent Crude Oil(a)	(4)	05/30/25	(295,880)	(9,882)
Brent Crude Oil(a)	(8)	04/30/25	(598,160)	(35,703)
Brent Crude Oil(a)	(1)	07/31/25	(72,600)	(2,173)
Brent Crude Oil(a)	(1)	06/30/25	(73,000)	(5,173)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(4)	06/17/25	(279,320)	1,206
Corn(a)	(2)	05/14/25	(45,700)	192
Crude Oil(a)	(12)	04/22/25	(857,760)	(45,902)
Crude Oil(a)	(2)	05/20/25	(141,900)	(7,137)
Crude Soybean Oil(a)	(1)	05/14/25	(26,934)	(1,564)
French 10 Year Government Bonds	(4)	06/06/25	(490,760)	690
German 30 Year Government Bonds	(2)	06/06/25	(238,520)	4,234
German 10 Year Government Bonds	(14)	06/06/25	(1,803,620)	(1,170)
German 5 Year Government Bonds	(14)	06/06/25	(1,649,060)	(5,426)
Italian 10 Year Government Bonds	(2)	06/06/25	(235,040)	(1,308)
Long Gilt	(4)	06/26/25	(366,760)	3,457
Low Sulphur Gas Oil(a)	(1)	05/12/25	(68,200)	(4,353)
Low Sulphur Gas Oil(a)	(1)	06/12/25	(67,700)	(928)
Nasdaq 100 Index	(2)	06/20/25	(777,580)	21,688
Nikkei 225 Index	(8)	06/12/25	(28,528,000)	5,495
Reformulated Gasoline Blendstock(a)	(1)	04/30/25	(96,209)	(5,636)
Russell 2000 Index	(1)	06/20/25	(101,355)	1,684
Soybean Meal(a)	(1)	05/14/25	(29,270)	1,226
Soybeans(a)	(3)	05/14/25	(152,250)	(938)
U.S. Dollar Index	(1)	06/16/25	(103,883)	(596)
Wheat(a)	(1)	05/14/25	(26,850)	1,108
				(84,236)

Net Unrealized Appreciation (Depreciation)				(53,235)

(a)	All or a portion of the investment is a holding of the PEO Quest Cayman Subsidiary.